Taxes - Reconciliation (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Taxes.
Statutory rate in the PRC	25.00%	25.00%
Effect of the PRC preferential tax rate	3.10%	(9.20%)
R&D additional deduction	0.00%	(0.40%)
Non-deductible expenses	(16.20%)	0.10%
Change in valuation allowance	(7.60%)
Effective tax rate	4.40%	15.50%